Sarah R. Lord State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 SLord@StateStreet.com

September 1, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares, Inc. (the “Company”)
Securities Act File No. 033-97598;
Investment Company Act File No. 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Company funds, each dated September 1, 2016, do not differ from those contained in Post-Effective Amendment No. 463 to the Company’s Registration Statement on Form N-1A, filed electronically on August 23, 2016:

iShares Asia/Pacific Dividend ETF

iShares Emerging Markets Dividend ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Lord
Sarah R. Lord
Assistant Secretary

cc: Benjamin J. Haskin, Esq.